LONG-TERM DEBT AND CREDIT FACILITIES - Credit Facilities (Details)	Dec. 31, 2018 USD ($)	Nov. 15, 2018 USD ($) oz	Dec. 31, 2017 USD ($)	Dec. 14, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, accordion feature, increase limit		$ 100,000,000
Leasing borrowing capacity provided		250,000,000
Outstanding borrowing amount	$ 400,000		$ 1,300,000
February 2016 Four Year Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 500,000,000		$ 250,000,000
Uncommitted capacity				$ 100,000,000
Gold prepay arrangement (in ounces) | oz		225,000
February 2016 Four Year Credit Facility, Letters of Credit
Disclosure of detailed information about borrowings [line items]
Outstanding borrowing amount	$ 400,000		$ 1,300,000